FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring	The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of September 30, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$83,585,374	$83,585,374
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,650,000	1,650,000
S&P 500 options	1,494,744	—	—	1,494,744
Other assets	998,469	—	—	998,469

Total assets held at fair value	$2,493,213	$—	$86,235,374	$88,728,587

Liabilities:
Long-term debt	$—	$—	$59,544,907	$59,544,907
Private placement warrants	—	—	3,382,000	3,382,000

Total liabilities held at fair value:	$—	$—	$62,926,907	$62,926,907

	Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

As of December 31, 2022	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other Investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Tot assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

	Fair Value Hierarchy
As of December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$—	$—
Available-for-sale securities, at fair value	—	—	250,000	250,000
Other investments	—	—	1,250,000	1,250,000
Other non-current assets	—	—	—	—

Tot assets held at fair value	$—	$—	$1,500,000	$1,500,000

Liabilities:
Long-term debt	$—	$—	$—	$—

Fair Value Measurement Inputs and Valuation Techniques	If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of September 30, 2023, would be as follows:

As of September 30, 2023 Rate Adjustment	Fair Value	Change in Fair Value
+2%	$78,288,612	$(5,296,762)
No change	83,585,374
-2%	89,102,871	5,517,497
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%
If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of December 31, 2022, would be as follows:

As of December 31, 2022		Change in
Rate Adjustment	Fair Value	Fair Value
+2%	$12,376,891	$(1,432,461)
No change	13,809,352	—
-2%	15,571,704	1,762,352

Schedules of Concentration of Risk, by Risk Factor	The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of September 30, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
American General Life Insurance Company	11.0%	13.0%	A+
Transamerica	14.0%	16.0%	A
The following table provides information about the life insurance issuer concentrations that exceed 10% of total death benefit or 10% of total fair value of the Company’s life insurance policies as of December 31, 2022:

Carrier	Face Value	Fair Value	Rating
American General Life Insurance Company	17%	15%	A
John Hancock Life Insurance Company	31	30	A+
ReliaStar Life Insurance Company	5	10	NR
Principal Life	10	10	A+
Securian Life Insurance Company	12	4	A+

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of life insurance policies for the nine months-ended September 30, 2023:

Fair value at December 31, 2022	$13,809,352
Policies purchased	116,053,728
Realized gain (loss) on matured/sold policies	9,688,422
Premiums paid	(2,500,623)
Unrealized gain(loss) on held policies	14,259,665

Change in estimated fair value	21,447,464
Matured/sold policies	(70,225,793)
Premiums paid	2,500,623

Fair value at September 30, 2023	$83,585,374

The following table provides a roll forward of the fair value of life insurance as of December 31, 2022:

Fair value at December 31, 2021	$—

Policies purchased	8,161,975

Realized gain on matured/sold policies	105,000
Premius Paid	(433,626)
Unrealized gain on held policies	5,742,377

Change in estimated fair value	5,413,751
Matured/sold policies	(200,000)
Premiums paid	433,626

Fair value at December 31, 2022	$13,809,352

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of the issued notes for the nine months ended September 30, 2023:

Fair value at December 31, 2022	$28,249,653
Debt issued to third parties	88,618,714
Unrealized loss on change in fair value (risk-free)	309,865
Unrealized loss on change in fair value (credit-adjusted) included in OCI	1,635,596

Change in estimated fair value resulted into gain	1,945,461

Fair value at September 30, 2023	$118,813,828

The following table provides a roll forward of the fair value of the issued as of December 31, 2022:

Fair value at December 31, 2021	$—

Debt issued to third parties	$30,028,640

Unrealized loss on change in fair value (risk-free)	90,719
Unrealized (gain) on change in fair value (credit-adjusted)	(1,869,706)

Change in estimated fair value	(1,778,987)

Fair value at December 31, 2022	$28,249,653